Offerings - Offering: 1	Oct. 10, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	18,687,500
Proposed Maximum Offering Price per Unit	9.25
Maximum Aggregate Offering Price	$ 172,859,375
Fee Rate	0.01531%
Amount of Registration Fee	$ 26,464.77
Offering Note
1.
This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on Form F-3 (File No. 333-282569) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.